Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Loss Per Share [Abstract]
Schedule of Loss and Number of Shares Basic and Diluted	The following table presents a summary of the loss and number of shares (including adjustments to such data) that were taken into consideration for purposes of computing the loss per share (both basic and diluted).
	Six months period ended June 30,		Year Ended December 31,
	2023	2022	2022
	Unaudited		Audited
Loss attributed to the shareholders of the Company for purposes of computing the basic and diluted loss per share	(17,753)	(11,900)	(24,962)
	Number of shares
	Six months period ended June 30,		Year Ended December 31,
	2023	2022	2022
	Unaudited		Audited
Weighted number of shares	27,839,012	10,178,955	17,300,596
Weighted number of shares to be issued upon full exercise of pre-funded warrants	-	155,348	-
Weighted number of shares used in computing basic and diluted loss per share	27,839,012	10,334,303	17,300,596